Capital adequacy - Own funds (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments		kr 17,342
Total regulatory adjustments to Common Equity Tier 1 capital		(106)
Total Common Equity Tier-1 capital		17,236
Total Tier-1 capital		17,236
Tier 2-eligible subordinated debt		2,049
Total Tier 2 capital		2,049
Own funds		19,285
Total Own funds according to Basel I floor		19,350
IRB approach
Disclosure of objectives, policies and processes for managing capital
Threshold percentage to increase own funds	0.60%
Parent Company
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 18,100
Total regulatory adjustments to Common Equity Tier 1 capital	(569)
Total Common Equity Tier-1 capital	17,531
Total Tier-1 capital	17,531
Own funds	17,531
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments		3,990
Share capital | Parent Company
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments		12,782
Retained earnings | Parent Company
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	11,239
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments		30
Accumulated other comprehensive income and other reserves | Parent Company
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,256
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments		540
Independently reviewed profit net of any foreseeable charge or dividend | Parent Company
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,615
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital		(396)
Additional value adjustments due to prudent valuation | Parent Company
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital	(496)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital		(66)
Intangible assets | Parent Company
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital	(43)
Hedge reserve
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital		(25)
Hedge reserve | Parent Company
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital	(6)
Own Credit risk
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital		446
Own Credit risk | Parent Company
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital	112
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital		kr (65)
Negative amounts resulting from the calculation of expected loss amounts | Parent Company
Disclosure of objectives, policies and processes for managing capital
Total regulatory adjustments to Common Equity Tier 1 capital	kr (136)